MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

   This report is not to be construed as an offering for sale of any Variable
      Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2001

Dear Participant:

      We are pleased to send you the 2001 Semi-Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P"and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve, as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2001, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1) ....................    + 1.9%
          Investment Company All America Fund ........................    -10.6%
          Investment Company Equity Index Fund .......................    - 7.4%
          Investment Company Mid-Cap Equity Index Fund ...............    + 0.2%
          Investment Company Bond Fund ...............................    + 5.1%
          Investment Company Short-Term Bond Fund ....................    + 3.4%
          Investment Company Mid-Term Bond Fund ......................    + 5.0%
          Investment Company Composite Fund ..........................    - 4.7%
          Investment Company Aggressive Equity Fund ..................    - 6.9%
          Scudder Bond Fund ..........................................    + 1.9%
          Scudder Capital Growth Fund ................................    -13.0%
          Scudder International Fund .................................    -19.0%
          American Century VP Capital Appreciation Fund ..............    -14.7%
          Calvert Social Balanced Fund ...............................    - 3.7%
          Fidelity VIP Equity-Income Fund ............................    - 1.4%
          Fidelity VIP II Contrafund .................................    -10.4%
          Fidelity VIP II Asset Manager Fund .........................    - 4.1%
----------
(1) The seven-day net annualized effective yield as of 8/14/01 was 2.3% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt
                                        ----------------------------------------
                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                           Page
                                                                           ----
Semi-Annual Report of Mutual of America Separate Account No. 2 .......        1

   Statement of Assets and Liabilities ...............................        5

   Statement of Operations ...........................................        7

   Statements of Changes in Net Assets ...............................        9

   Notes to Financial Statements .....................................       12

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                       Investment Company
                                            ------------------------------------------------------------------------------
                                                                                               Mid-Cap
                                            Money Market    All America      Equity Index    Equity Index        Bond
                                                Fund           Fund              Fund            Fund            Fund
                                            -------------   -------------    -------------   -------------   -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Money Market Fund -- $56,087,199
   All America Fund -- $446,833,111
   Equity Index Fund -- $311,127,242
   Mid-Cap Equity Index Fund -- $53,724,262
   Bond Fund -- $65,838,308)
   (Notes 1 and 2) ......................   $  56,558,380   $ 395,768,395    $ 307,895,644   $  54,990,415   $  65,392,339
Due From (To) Mutual of America
   General Account ......................       1,853,172      (6,559,717)         154,568          66,802         311,322
                                            -------------   -------------    -------------   -------------   -------------
NET ASSETS ..............................   $  58,411,552   $ 389,208,678    $ 308,050,212   $  55,057,217   $  65,703,661
                                            =============   =============    =============   =============   =============
UNIT VALUE AT JUNE 30, 2001 (Note 4) ....   $        2.26   $        8.46    $        2.85   $        1.28   $        3.49
                                            =============   =============    =============   =============   =============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001  (Note 4) ..............      25,812,948      46,003,024      108,146,041      42,884,128      18,844,212
                                            =============   =============    =============   =============   =============

                                                                              Investment Company
                                                        --------------------------------------------------------------
                                                                                                          Aggressive
                                                         Short-Term       Mid-Term         Composite        Equity
                                                          Bond Fund       Bond Fund          Fund            Fund
                                                        -------------   -------------    -------------   -------------
ASSETS:
Investments in Mutual of America
   Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $8,499,383
   Mid-Term Bond Fund -- $17,927,174
   Composite Fund -- $305,480,718
   Aggressive Equity Fund -- $218,676,888)
   (Notes 1 and 2) ...................................  $   8,599,861   $  17,946,651    $ 274,814,172   $ 200,744,672
Due From (To) Mutual of America General Account ......         19,743        (281,555)          29,043      (7,779,535)
                                                        -------------   -------------    -------------   -------------
NET ASSETS ...........................................  $   8,619,604   $  17,665,096    $ 274,843,215   $ 192,965,137
                                                        =============   =============    =============   =============
UNIT VALUE AT JUNE 30, 2001 (Note 4) .................  $        1.42   $        1.45    $        5.27   $        2.60
                                                        =============   =============    =============   =============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001  (Note 4) ...........................      6,089,678      12,211,222       52,182,326      74,128,748
                                                        =============   =============    =============   =============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                                                        American
                                                                         Scudder                         Century
                                                        -------------------------------------------   ------------
                                                                           Capital                     VP Capital
                                                            Bond           Growth     International   Appreciation
                                                            Fund            Fund          Fund            Fund
                                                        ------------    ------------  -------------   ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $35,147,399
   Scudder Capital Growth Fund -- $428,321,407
   Scudder International Fund -- $134,314,132
   American Century VP Capital Appreciation
   Fund -- $130,755,768)
   (Notes 1 and 2) ..................................   $ 34,492,427    $412,560,549   $130,432,036   $100,306,102
Due From (To) Mutual of America General Account .....       (133,547)        555,350      3,335,157        119,671
                                                        ------------    ------------   ------------   ------------
NET ASSETS ..........................................   $ 34,358,880    $413,115,899   $133,767,193   $100,425,773
                                                        ============    ============   ============   ============
UNIT VALUE AT JUNE 30, 2001 (Note 4) ................   $      14.22    $      37.43   $      16.23   $      16.08
                                                        ============    ============   ============   ============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001  (Note 4) ..........................      2,415,468      11,037,582      8,242,921      6,246,212
                                                        ============    ============   ============   ============

                                                        Calvert                      Fidelity
                                                     ------------   -------------------------------------------
                                                        Social          VIP           VIP II          VIP II
                                                       Balanced     Equity-Income     Contra      Asset Manager
                                                         Fund           Fund           Fund            Fund
                                                     ------------   -------------  ------------   -------------
ASSETS:
Investments in Calvert Social Balanced
Portfolio and Fidelity Portfolios at market value
   (Cost:
   Calvert  Social  Balanced  Fund -- $52,906,413
   VIP  Equity-Income  Fund -- $134,186,267
   VIP II Contra Fund -- $241,103,056
   VIP II Asset Manager Fund -- $54,134,322)
   (Notes 1 and 2) ...............................   $ 53,084,858   $141,112,250   $229,202,971   $ 48,036,607
Due From (To) Mutual of America General Account ..         62,636         52,547        519,209        (99,565)
                                                     ------------   ------------   ------------   ------------
NET ASSETS .......................................   $ 53,147,494   $141,164,797   $229,722,180   $ 47,937,042
                                                     ============   ============   ============   ============
UNIT VALUE AT JUNE 30, 2001 (Note 4) .............   $       3.12   $      34.16   $      26.67   $      24.14
                                                     ============   ============   ============   ============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001  (Note 4) .......................     17,048,037      4,132,356      8,613,810      1,985,462
                                                     ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2001 (Unaudited)

                                                                     Investment Company
                                                ------------------------------------------------------------
                                                                                                  Mid-Cap
                                                Money Market    All America     Equity Index    Equity Index
                                                    Fund           Fund             Fund            Fund
                                                ------------    -----------     ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..........................   $         --    $         --    $         --    $         --
                                                ------------    ------------    ------------    ------------
Expenses (Note 3):
   Fees and administrative expenses .........        314,339       1,950,179       1,537,793         243,955
                                                ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ................       (314,339)     (1,950,179)     (1,537,793)       (243,955)
                                                ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..       (254,838)     (7,205,532)       (450,384)     (1,800,310)
   Net unrealized appreciation (depreciation)
     of investments .........................      1,686,534     (38,766,454)    (22,688,912)      2,206,985
                                                ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...............      1,431,696     (45,971,986)    (23,139,296)        406,675
                                                ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $  1,117,357    $(47,922,165)   $(24,677,089)   $    162,720
                                                ============    ============    ============    ============

                                                                          Investment Company
                                             -----------------------------------------------------------------------------
                                                                                                              Aggressive
                                                 Bond          Short-Term      Mid-Term        Composite        Equity
                                                 Fund          Bond Fund      Bond Fund          Fund            Fund
                                             ------------    ------------    ------------    ------------    -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................   $         --    $         --    $         --    $         --    $         --
                                             ------------    ------------    ------------    ------------    ------------
Expenses (Note 3):
   Fees and administrative expenses ......        299,440          45,942          69,196       1,366,625         915,879
                                             ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) .............       (299,440)        (45,942)        (69,196)     (1,366,625)       (915,879)
                                             ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments        (63,986)         (1,646)        (57,370)     (1,713,421)     (1,606,641)
                                             ------------    ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation)
     of investments ......................      3,016,673         306,908         621,287     (10,881,367)    (11,637,926)
                                             ------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............      2,952,687         305,262         563,917     (12,594,788)    (13,244,567)
                                             ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE)IN NET ASSETS
   RESULTING FROM OPERATIONS .............   $  2,653,247    $    259,320    $    494,721    $(13,961,413)   $(14,160,446)
                                             ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For The Six Months Ended June 30, 2001 (Unaudited)


                                                                                                      American
                                                                     Scudder                          Century
                                                   --------------------------------------------    -------------
                                                                     Capital                         VP Capital
                                                     Bond            Growth       International     Appreciation
                                                     Fund             Fund             Fund             Fund
                                                   -----------   -------------    -------------    -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..........................      $1,359,100    $  52,211,323    $  26,592,992    $  36,848,619
                                                   ----------    -------------    -------------    -------------
Expenses (Note 3):
   Fees and administrative expenses .........         174,051        2,038,642          721,833          377,453
                                                   ----------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ................       1,185,049       50,172,681       25,871,159       36,471,166
                                                   ----------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..         105,737        2,959,979      (46,095,509)     (25,832,223)
   Net unrealized appreciation (depreciation)
     of investments .........................        (780,628)    (116,300,736)      (5,311,037)     (30,049,451)
                                                   ----------    -------------    -------------    -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...............        (674,891)    (113,340,757)     (51,406,546)     (55,881,674)
                                                   ----------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................      $  510,158    $ (63,168,076)   $ (25,535,387)   $ (19,410,508)
                                                   ==========    =============    =============    =============

                                                   Calvert                        Fidelity
                                                --------------  --------------------------------------------
                                                   Social             VIP          VIP II          VIP II
                                                  Balanced       Equity-Income     Contra       Asset Manager
                                                    Fund             Fund           Fund            Fund
                                                -------------   --------------  ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..........................   $         --    $  8,511,854    $  8,352,295    $  2,639,804
                                                ------------    ------------    ------------    ------------
Expenses (Note 3):
   Fees and administrative expenses .........        285,931         634,633         995,543         236,025
                                                ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ................       (285,931)      7,877,221       7,356,752       2,403,779
                                                ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..          2,923         331,149        (352,454)       (154,315)
   Net unrealized appreciation (depreciation)
    of investments ..........................     (1,757,393)    (10,167,084)    (33,770,346)     (4,222,476)
                                                ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...............     (1,754,470)     (9,835,935)    (34,122,800)     (4,376,791)
                                                ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $ (2,040,401)   $ (1,958,714)   $(26,766,048)   $ (1,973,012)
                                                ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                             Investment Company
                                           -----------------------------------------------------------------------------------------
                                                 Money Market Fund           All America Fund               Equity Index Fund
                                           ----------------------------  ---------------------------  ------------------------------
                                            For the Six     For the      For the Six       For the       For the Six      For the
                                            Months Ended    Year Ended   Months Ended     Year Ended    Months Ended     Year Ended
                                           June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001   December 31,
                                            (Unaudited)       2000        (Unaudited)        2000        (Unaudited)        2000
                                           -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........  $  (314,339)   $ 1,750,670   $ (1,950,179)  $  92,320,593   $ (1,537,793)   $ 28,333,061
   Net realized gain (loss)
     on investments .....................     (254,838)     1,280,092     (7,205,532)     29,944,034       (450,384)     15,628,670
   Net unrealized appreciation
     (depreciation) of investments ......    1,686,534       (502,312)   (38,766,454)   (152,033,556)   (22,688,912)    (81,907,504)
                                           -----------    -----------   ------------   -------------   ------------    ------------
Net Increase (Decrease) in net
   assets resulting from operations .....    1,117,357      2,528,450    (47,922,165)    (29,768,929)   (24,677,089)    (37,945,773)
                                           -----------    -----------   ------------   -------------   ------------    ------------
From Unit Transactions:
   Contributions ........................    4,292,233      9,480,481     17,624,313      41,671,356     23,119,833      56,036,157
   Withdrawals ..........................   (4,371,477)    10,640,199)   (45,092,997)    (15,690,276)   (40,831,811)
   Net transfers ........................      476,034     11,749,985    (15,030,849)      3,440,680    (12,643,265)    (23,936,379)
                                           -----------    -----------   ------------   -------------   ------------    ------------
Net Increase (Decrease) from unit
   transactions .........................      396,790     10,590,267    (15,729,451)         19,039     (5,213,708)     (8,732,033)
                                           -----------    -----------   ------------   -------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...    1,514,147     13,118,717    (63,651,616)    (29,749,890)   (29,890,797)    (46,677,806)
NET ASSETS:
Beginning of Period/Year ................   56,897,405     43,778,688    452,860,294     482,610,184    337,941,009     384,618,815
                                           -----------    -----------   ------------   -------------   ------------    ------------
End of Period/Year ......................  $58,411,552    $56,897,405   $389,208,678   $ 452,860,294   $308,050,212    $337,941,009
                                           ===========    ===========   ============   =============   ============    ============

                                                                       Investment Company
                                       --------------------------------------------------------------------------------------------
                                              Mid-Cap Equity
                                                Index Fund                       Bond Fund                Short-Term Bond Fund
                                       ----------------------------    ----------------------------  ------------------------------
                                        For the Six     For the        For the Six        For the       For the Six      For the
                                        Months Ended    Year Ended     Months Ended      Year Ended    Months Ended     Year Ended
                                       June 30, 2001   December 31,    June 30, 2001    December 31,   June 30, 2001   December 31,
                                        (Unaudited         2000         (Unaudited)         2000        (Unaudited)        2000
                                       -------------   ------------    -------------    ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....  $   (243,955)   $  2,747,724    $   (299,440)   $  2,845,767    $    (45,942)   $    300,023
   Net realized gain (loss) on
     investments ....................    (1,800,310)        538,349         (63,986)       (843,065)         (1,646)        (11,577)
   Net unrealized appreciation
     (depreciation) of investment ...     2,206,985      (1,184,967)      3,016,673       1,107,547         306,908          42,060
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in net
   assets resulting from operations .       162,720       2,101,106       2,653,247       3,110,249         259,320         330,506
                                       ------------    ------------    ------------    ------------    ------------    ------------
From Unit Transactions:
   Contributions ....................     5,845,187       4,777,324       3,976,640       6,158,750         822,302       1,221,778
   Withdrawals ......................    (2,308,464)     (2,042,853)     (2,407,961)     (5,519,701)       (425,541)       (641,732)
   Net transfers ....................     3,055,761      39,665,365      15,447,507      (1,616,145)      1,607,070         828,968
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net Increase (Decrease) from
  unit transactions .................     6,592,484      42,399,836      17,016,186        (977,096)      2,003,831       1,409,014
                                       ------------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS     6,755,204      44,500,942      19,669,433       2,133,153       2,263,151       1,739,520
NET ASSETS:
Beginning of Period/Year ............    48,302,013       3,801,071      46,034,228      43,901,075       6,356,453       4,616,933
                                       ------------    ------------    ------------    ------------    ------------    ------------
End of Period/Year ..................  $ 55,057,217    $ 48,302,013    $ 65,703,661    $ 46,034,228    $  8,619,604    $  6,356,453
                                       ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Investment Company
                                        -----------------------------------------------------------------------------------------
                                              Mid-Term Bond Fund            Composite Fund             Aggressive Equity Fund
                                        ----------------------------  ----------------------------  -----------------------------
                                         For the Six     For the      For the Six       For the       For the Six      For the
                                         Months Ended    Year Ended   Months Ended     Year Ended    Months Ended     Year Ended
                                        June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001   December 31,
                                         (Unaudited)       2000       (Unaudited)        2000         (Unaudited)        2000
                                        -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....   $   (69,196)   $  400,624    $ (1,366,625)   $ 44,266,532    $   (915,879)   $ 35,008,899
   Net realized gain (loss) on
     investments ....................       (57,370)     (193,729)     (1,713,421)      3,397,858      (1,606,641)     15,478,368
   Net unrealized appreciation
     (depreciation) of investments ..       621,287        61,769     (10,881,367)    (52,693,172)    (11,637,926)    (57,630,088)
                                        -----------    ----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) in net
   assets resulting from operations .       494,721       268,664     (13,961,413)     (5,028,782)    (14,160,446)     (7,142,821)
                                        -----------    ----------    ------------    ------------    ------------    ------------
From Unit Transactions:
   Contributions ....................     1,407,384     1,470,364      10,113,388      24,361,112      15,031,827      33,346,415
   Withdrawals ......................      (644,878)    1,354,253)    (11,508,680)    (29,556,375)     (8,499,896)    (20,309,778)
   Net transfers ....................     8,262,064      (237,456)    (10,418,574)     (5,404,431)     (8,877,827)     26,347,882
                                        -----------    ----------    ------------    ------------    ------------    ------------
Net Increase (Decrease) from unit
  transactions ......................     9,024,570      (121,345)    (11,813,866)    (10,599,694)     (2,345,896)     39,384,519
                                        -----------    ----------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS     9,519,291       147,319     (25,775,279)    (15,628,476)    (16,506,342)     32,241,698
NET ASSETS:
Beginning of Period/Year ............     8,145,805     7,998,486     300,618,494     316,246,970     209,471,479     177,229,781
                                        -----------    ----------    ------------    ------------    ------------    ------------
End of Period/Year ..................   $17,665,096    $8,145,805    $274,843,215    $300,618,494    $192,965,137    $209,471,479
                                        ===========    ==========    ============    ============    ============    ============


                                                                               Scudder
                                        -----------------------------------------------------------------------------------------
                                                  Bond Fund               Capital Growth Fund             International Fund
                                        ----------------------------  ----------------------------  -----------------------------
                                         For the Six     For the      For the Six       For the       For the Six      For the
                                         Months Ended    Year Ended   Months Ended     Year Ended    Months Ended     Year Ended
                                        June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001   December 31,
                                         (Unaudited)       2000       (Unaudited)        2000         (Unaudited)        2000
                                        -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....   $ 1,185,049    $   751,992    $ 50,172,681    $  61,413,618    $ 25,871,159    $ 23,143,349
   Net realized gain (loss)
     on investments .................       105,737       (177,508)      2,959,979       13,774,542     (46,095,509)    (17,383,177)
   Net unrealized appreciation
     (depreciation) of investments ..      (780,628)     1,190,971     116,300,736)    (135,533,372)     (5,311,037)    (42,573,578)
                                        -----------    -----------    ------------    -------------    ------------    ------------
Net Increase (Decrease) in net
   assets resulting from operations .       510,158      1,765,455     (63,168,076)     (60,345,212)    (25,535,387)    (36,813,406)
                                        -----------    -----------    ------------    -------------    ------------    ------------
From Unit Transactions:
   Contributions ....................     2,606,133      3,038,613      22,931,909       55,996,298       8,070,691      21,051,273
   Withdrawls .......................    (2,144,855)    (2,317,634)    (17,975,308)     (56,195,249)     (6,957,957)    (20,939,499)
   Net Transfers ....................    10,676,981        378,187     (22,867,363)      (3,229,102)     (8,672,808)    (15,602,174)
                                        -----------    -----------    ------------    -------------    ------------    ------------
Net Increase (Decrease) from unit
  transactions ......................    11,138,259      1,099,166     (17,910,762)      (3,428,053)     (7,560,074)    (15,490,400)
                                        -----------    -----------    ------------    -------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS    11,648,417      2,864,621     (81,078,838)     (63,773,265)    (33,095,461)    (52,303,806)
NET ASSETS:
Beginning of Period/Year ............    22,710,463     19,845,842     494,194,737      557,968,002     166,862,654     219,166,460
                                        -----------    -----------    ------------    -------------    ------------    ------------
End of Period/Year ..................   $34,358,880    $22,710,463    $413,115,899    $ 494,194,737    $133,767,193    $166,862,654
                                        ===========    ===========    ============    =============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     American Century                        Calvert
                                                          --------------------------------       --------------------------------
                                                                      VP Capital                             Social
                                                                     Appreciation                           Balanced
                                                                         Fund                                 Fund
                                                          --------------------------------       --------------------------------
                                                           For the Six          For the            For the Six         For the
                                                           Months Ended        Year Ended          Months Ended       Year Ended
                                                          June 30, 2001       December 31,        June 30, 2001      December 31,
                                                           (Unaudited)           2000              (Unaudited)          2000
                                                          -------------       ------------       --------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........................  $  36,471,166      $   1,732,088      $    (285,931)     $   1,990,619
   Net realized gain (loss) on investments .............    (25,832,223)        16,638,821              2,923            440,120
   Net unrealized appreciation (depreciation)
     of investments ....................................    (30,049,451)       (17,252,719)        (1,757,393)        (4,883,708)
                                                          -------------      -------------      -------------      -------------
Net Increase (Decrease) in net assets
  resulting from operations ............................    (19,410,508)         1,118,190         (2,040,401)        (2,452,969)
                                                          -------------      -------------      -------------      -------------
From Unit Transactions:
   Contributions .......................................      7,390,792         14,506,141          4,441,886         10,377,249
   Withdrawals .........................................     (4,920,080)       (11,069,296)        (2,612,559)        (5,569,867)
   Net transfers .......................................    (17,813,309)        71,583,128         (2,348,643)          (704,904)
                                                          -------------      -------------      -------------      -------------
Net Increase (Decrease) from unit transactions .........    (15,342,597)        75,019,973           (519,316)         4,102,478
                                                          -------------      -------------      -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS ..................    (34,753,105)        76,138,163         (2,559,717)         1,649,509
NET ASSETS:
Beginning of Period/Year ...............................    135,178,878         59,040,715         55,707,211         54,057,702
                                                          -------------      -------------      -------------      -------------
End of Period/Year .....................................  $ 100,425,773      $ 135,178,878      $  53,147,494      $  55,707,211
                                                          =============      =============      =============      =============


                                                                              Fidelity
                                         -----------------------------------------------------------------------------------------
                                                       VIP                       VIP II                    VIP II
                                                  Equity-Income                  Contra                 Asset Manager
                                                      Fund                        Fund                      Fund
                                         ----------------------------  -----------------------------------------------------------
                                          For the Six      For the      For the Six      For the       For the Six      For the
                                          Months Ended    Year Ended    Months Ended    Year Ended     Months Ended    Year Ended
                                         June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001   December 31,
                                          (Unaudited)       2000        (Unaudited)       2000         (Unaudited)       2000
                                         -------------   ------------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .....   $  7,877,221    $  8,779,277    $  7,356,752    $ 31,983,927    $ 2,403,779    $ 4,329,083
   Net realized gain (loss)
     on investments .................        331,149       2,691,502        (352,454)      6,420,523       (154,315)        40,002
   Net unrealized appreciation
     (depreciation) of investments ..    (10,167,084)     (3,489,681)    (33,770,346)    (59,063,057)    (4,222,476)    (6,804,720)
                                        ------------    ------------    ------------    ------------    -----------    -----------
Net Increase (Decrease) in net
   assets resulting from operations .     (1,958,714)      7,981,098     (26,766,048)    (20,658,607)    (1,973,012)    (2,435,635)
                                        ------------    ------------    ------------    ------------    -----------    -----------
From Unit Transactions:
   Contributions ....................     10,657,892      19,622,271      17,757,897      41,441,037      5,286,483     11,204,407
   Withdrawals ......................     (6,467,179)    (15,069,900)    (11,460,761)    (29,368,964)    (2,284,414)    (5,623,310)
   Net Transfers ....................      9,041,215     (18,362,585)     (9,701,805)     (2,378,184)    (1,055,639)    (1,301,451)
                                        ------------    ------------    ------------    ------------    -----------    -----------
Net Increase (Decrease) from
  unit transactions .................     13,231,928     (13,810,214)     (3,404,669)      9,693,889      1,946,430      4,279,646
                                        ------------    ------------    ------------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS     11,273,214      (5,829,116)    (30,170,717)    (10,964,718)       (26,582)     1,844,011
NET ASSETS:
Beginning of Period/Year ............    129,891,583     135,720,699     259,892,897     270,857,615     47,963,624     46,119,613
                                        ------------    ------------    ------------    ------------    -----------    -----------
End of Period/Year ..................   $141,164,797    $129,891,583    $229,722,180    $259,892,897    $47,937,042    $47,963,624
                                        ============    ============    ============    ============    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: a Money Market Fund, All America Fund, Bond Fund and Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company").

      On January 3, 1989, the following funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation. The Scudder Funds invest in corresponding portfolios of Scudder Variable Series I ("Scudder"). VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, Calvert Social Balanced Fund became available as an investment alternative. Calvert Social Balanced Fund invests in a corresponding portfolio of Calvert Variable Series, Inc. ("Calvert").

      On February 5, 1993 the Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available. These funds invest in corresponding funds of the Investment Company.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager portfolios became available to Separate Account No. 2. Fidelity
Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and Contrafund Portfolio and Asset Manager Portfolio invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity ("Underlying Funds") and are valued at the reported net asset values of the respective funds or portfolios.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 2 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 2 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.    INVESTMENTS

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2001 are as follows:

                                                       Number of     Net Asset
                                                         Shares        Value
                                                       ---------     ---------
Investment Company Funds:
   Money Market Fund ..............................    45,816,924     $ 1.23
   All America Fund ...............................   173,626,722       2.28
   Equity Index Fund ..............................   139,338,636       2.21
   Mid-Cap Equity Index Fund ......................    45,253,009       1.22
   Bond Fund ......................................    47,242,656       1.38
   Short-Term Bond Fund ...........................     8,206,914       1.05
   Mid-Term Bond Fund .............................    19,873,771       0.90
   Composite Fund .................................   179,540,385       1.53
   Aggressive Equity Fund .........................   122,079,661       1.64

Scudder Portfolios:
   Bond Portfolio .................................     5,155,819       6.69
   Capital Growth Portfolio--Class "A" ............    23,242,848      17.75
   International Portfolio--Class "A" .............    13,758,654       9.48
American Century VP Capital Appreciation Fund .....    11,219,922       8.94
Calvert Social Balanced Portfolio .................    27,363,328       1.94

Fidelity Portfolios:
   Equity-Income--"Initial" Class .................     5,949,083      23.72
   Contrafund--"Initial" Class ....................    11,094,045      20.66
   Asset Manager--"Initial" Class .................     3,292,434      14.59

3.    EXPENSES

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century VP Capital Appreciation Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

      Expense Risk Charge -- For assuming expense risks under the contracts, the Company deducts daily, at an annual rate of .15%, an amount from the value of the net assets of each fund. A mortality risk fee of .35% was eliminated as of May 1, 2000.

4.    FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 2001, and, each of the five years ended December 31, 2000, or, if not in existence a full year, the initial period ended December 31:

                                                                       Investment Company Money Market Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of  period/year .............      $ 2.22      $ 2.11      $ 2.03      $ 1.95     $ 1.87      $ 1.80
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $ 2.26      $ 2.22      $ 2.11      $ 2.03     $ 1.95      $ 1.87
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      25,812      25,658      20,766      19,121     16,831      17,511
                                                         ======      ======      ======      ======     ======      ======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.    FINANCIAL HIGHLIGHTS (Continued)


                                                                        Investment Company All America Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............     $  9.46      $10.05      $ 8.09      $ 6.76     $ 5.39      $ 4.52
                                                        =======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................     $  8.46      $ 9.46      $10.05      $ 8.09     $ 6.76      $ 5.39
                                                        =======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      46,003      47,895      48,014      49,275     51,312      49,798
                                                        =======      ======      ======      ======     ======      ======


                                                                       Investment Company Equity Index Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............     $  3.07      $ 3.41      $ 2.86      $ 2.26     $ 1.72      $ 1.42
                                                        =======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................     $  2.85      $ 3.07      $ 3.41      $ 2.86     $ 2.26      $ 1.72
                                                        =======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......     108,146     109,982     112,735      94,019     68,462      35,660
                                                        =======      ======      ======      ======     ======      ======


                                                                           Investment Company Bond Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............     $  3.31      $ 3.07      $ 3.17      $ 3.00     $ 2.75      $ 2.69
                                                        =======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................     $  3.49      $ 3.31      $ 3.07      $ 3.17     $ 3.00      $ 2.75
                                                        =======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      18,844      13,899      14,287      17,746     12,671      12,548
                                                        =======      ======      ======      ======     ======      ======


                                                                      Investment Company Short-Term Bond Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999       1998        1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $ 1.37       $1.28       $1.24       $1.19      $1.14       $1.10
                                                         ======       =====       =====       =====      =====       =====
Unit value, end of period/year ....................      $ 1.42       $1.37       $1.28       $1.24      $1.19       $1.14
                                                         ======       =====       =====       =====      =====       =====
Units outstanding (000's) end of period/year ......       6,089       4,649       3,604       3,164      2,355       2,129
                                                         ======       =====       =====       =====      =====       =====


                                                                       Investment Company Mid-Term Bond Fund
                                                        ------------------------------------------------------------------
                                                          2001         2000       1999        1998        1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $ 1.38       $1.32       $1.32       $1.26      $1.19       $1.16
                                                         ======       =====       =====       =====      =====       =====
Unit value, end of period/year ....................      $ 1.45       $1.38       $1.32       $1.32      $1.26       $1.19
                                                         ======       =====       =====       =====      =====       =====
Units outstanding (000's) end of period/year ......      12,211       5,922       6,037       7,325      4,478       3,828
                                                         ======       =====       =====       =====      =====       =====


                                                                         Investment Company Composite Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $ 5.52      $ 5.61      $ 4.93      $ 4.36     $ 3.75      $ 3.39
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $ 5.27      $ 5.52      $ 5.61      $ 4.93     $ 4.36      $ 3.75
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      52,182      54,447      56,404      59,833     61,359      66,715
                                                         ======      ======      ======      ======     ======      ======


                                                                     Investment Company Aggressive Equity Fund
                                                        ------------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                        -------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $ 2.79      $ 2.85      $ 2.02      $ 2.15     $ 1.80      $ 1.43
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $ 2.60      $ 2.79      $ 2.85      $ 2.02     $ 2.15      $ 1.80
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      74,128      75,043      62,123      63,176     71,468      49,800
                                                         ======      ======      ======      ======     ======      ======

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Investment Company Mid-Cap
                                                        Equity Index Fund
                                                  ------------------------------
                                                   2001       2000         1999*
                                                  ------     ------       ------
Unit value, beginning of
  period/year ...............................     $ 1.28      $ 1.11       $1.00
                                                  ======      ======       =====
Unit value, end of
  period/year ...............................     $ 1.28      $ 1.28       $1.11
                                                  ======      ======       =====
Units outstanding (000's) end of
  period/year ...............................     42,884      37,752       3,431
                                                  ======      ======       =====


                                                                                 Scudder Bond Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $13.94      $12.73      $13.02      $12.37     $11.48      $11.30
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $14.22      $13.94      $12.73      $13.02     $12.37      $11.48
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       2,415       1,630       1,558       1,757      1,484       1,362
                                                         ======      ======      ======      ======     ======      ======


                                                                            Scudder Capital Growth Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $42.97      $48.17      $36.07      $29.64     $22.11      $18.64
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $37.43      $42.97      $48.17      $36.07     $29.64      $22.11
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      11,037      11,501      11,582      11,462     11,094       9,266
                                                         ======      ======      ======      ======     ======      ======


                                                                            Scudder International Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $20.02      $25.83      $16.93      $14.46     $13.43      $11.85
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $16.23      $20.02      $25.83      $16.93     $14.46      $13.43
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       8,242       8,335       8,486       8,004      8,205       7,688
                                                         ======      ======      ======      ======     ======      ======


                                                                                 American Century
                                                         -----------------------------------------------------------------
                                                                           VP Capital Appreciation Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $18.82      $17.40      $10.69      $11.04     $11.53      $12.18
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $16.08      $18.82      $17.40      $10.69     $11.04      $11.53
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       6,246       7,184       3,394       3,303      4,510       7,264
                                                         ======      ======      ======      ======     ======      ======


                                                                           Calvert Social Balanced Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $ 3.23      $ 3.37      $ 3.04      $ 2.65     $ 2.23      $ 2.01
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $ 3.12      $ 3.23      $ 3.37      $ 3.04     $ 2.65      $ 2.23
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......      17,048      17,238      16,041      14,257     12,479      10,713
                                                         ======      ======      ======      ======     ======      ======


                                                                                     Fidelity
                                                         -----------------------------------------------------------------
                                                                              VIP Equity-Income Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $34.61      $32.21      $30.65      $27.77     $21.93      $19.43
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $34.16      $34.61      $32.21      $30.65     $27.77      $21.93
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       4,132       3,753       4,213       4,018      3,491       2,342
                                                         ======      ======      ======      ======     ======      ======

-----------
* Commenced operation May 3, 1999.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.    FINANCIAL HIGHLIGHTS (Continued)


                                                                                     Fidelity
                                                         -----------------------------------------------------------------
                                                                                VIP II Contra Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $29.73      $32.13      $26.16      $20.36     $16.59      $13.85
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $26.67      $29.73      $32.13      $26.16     $20.36      $16.59
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       8,613       8,742       8,430       6,742      5,656       3,880
                                                         ======      ======      ======      ======     ======      ======


                                                                                     Fidelity
                                                         -----------------------------------------------------------------
                                                                             VIP II Asset Manager Fund
                                                         -----------------------------------------------------------------
                                                          2001        2000        1999        1998       1997        1996
                                                         ------      ------      ------      ------     ------      ------
Unit value, beginning of period/year ..............      $25.14      $26.40      $24.04      $21.14     $17.72      $15.66
                                                         ======      ======      ======      ======     ======      ======
Unit value, end of period/year ....................      $24.14      $25.14      $26.40      $24.04     $21.14      $17.72
                                                         ======      ======      ======      ======     ======      ======
Units outstanding (000's) end of period/year ......       1,985       1,908       1,747       1,488      1,150         613
                                                         ======      ======      ======      ======     ======      ======

                                                         MUTUAL OF AMERICA
                                                         LIFE INSURANCE COMPANY

                                                         320 PARK AVENUE
                                                         NEW YORK, NY 10022-6839
                                                         212-224-1600

                                                         www.mutualofamerica.com